Jun. 17, 2022
Sphere 500 Fossil Free Fund
Sphere 500 Fossil Free Fund
Sphere 500 Fossil Free Fund (the “Fund”),
a series of Manager Directed Portfolios (the “Trust”)

Supplement dated June 17, 2022
to the Prospectus dated December 9, 2021, as previously supplemented
Based on the Fund’s assets and estimates for the current fiscal year, the Fund is restating its “Other Expenses” which consists of shareholder service fees and expenses paid by the Fund under a shareholder servicing plan adopted by the Board of Trustees of the Trust. Accordingly, effective immediately, the “Annual Fund Operating Expenses” and “Example” tables (including the related footnote) in the “Fees and Expenses of the Fund” section of the Summary Section in the Prospectus are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	0.07%
Distribution (12b-1) and/or Service Fees	None
Other Expenses(1)	0.01%
Total Annual Fund Operating Expenses	0.08%

Example

1 Year	3 Years
$8	$26

The date of this supplement is June 17, 2022. Please retain this supplement for future reference.